ASSURANCE AND ADVISORY
                                                          BUSINESS SERVICES
                                                          ----------------------



-------------------------------------------------------------
               AUGUSTA PARTNERS, L.P.

               FINANCIAL STATEMENTS

               WITH REPORT OF INDEPENDENT AUDITORS
               FOR THE YEAR ENDED
               DECEMBER 31, 2002
-------------------------------------------------------------








--------------------------------------------------------------------------------
                                                    [LOGO OMITTED] ERNST & YOUNG
--------------------------------------------------------------------------------


                                                               ERNST & YOUNG LLP

                             AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2002







                                    CONTENTS




Report of Independent Auditors...............................................  1
Statement of Assets, Liabilities and Partners' Capital.......................  2
Statement of Operations......................................................  3
Statement of Changes in Partners' Capital - Net Assets.......................  4
Notes to Financial Statements................................................  5
Schedule of Portfolio Investments............................................ 13
Schedule of Securities Sold, Not Yet Purchased............................... 17
Schedule of Written Options.................................................. 18

 [LOGO OMITTED]
 ERNST & YOUNG
                       | | ERNST & YOUNG LLP           | | Phone: (212) 773-3000
                           5 Times Square                  www.ey.com
                           New York, New York 10036-6530


                         REPORT OF INDEPENDENT AUDITORS

 To the Partners of
   Augusta Partners, L.P.

We have audited the accompanying statement of assets, liabilities and partners' capital of Augusta Partners, L.P. (the "Partnership"), including the schedules of portfolio investments, securities sold, not yet purchased, and written options, as of December 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in partners' capital - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Augusta Partners, L.P. at December 31, 2002, the results of its operations for the year then ended, and the changes in its partners' capital - net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /S/ ERNST & YOUNG LLP


February 7, 2003
                                                                               1
                    A Member Practice of Ernst & Young Global

AUGUSTA PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002
ASSETS

Investments in securities, at market (cost - $75,134)              $  80,293
Cash and cash equivalents                                             14,827
Due from broker                                                       14,129
Receivables for investment securities sold                             8,417
Dividends receivable                                                     146
Interest receivable                                                       54
                                                                   ---------

       TOTAL ASSETS                                                  117,866
                                                                   ---------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $11,000)    10,498
Options written, at market (premiums - $92)                                4
Withdrawals payable                                                   29,446
Payable for investment securities purchased                            5,272
Management fees payable                                                   92
Accrued expenses                                                         354
                                                                   ---------

       TOTAL LIABILITIES                                              45,666
                                                                   ---------

            NET ASSETS                                             $  72,200
                                                                   =========

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                          $  66,451
Net unrealized appreciation on investments                             5,749
                                                                   ---------

       PARTNERS' CAPITAL - NET ASSETS                              $  72,200
                                                                   =========

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
------------------------------------------------------------------------------------------------

                                                                                   YEAR ENDED
                                                                               DECEMBER 31, 2002
INVESTMENT INCOME
    Dividends                                                                     $      634
    Interest                                                                             379
                                                                                 -----------
                                                                                       1,013
                                                                                 -----------
EXPENSES
       Management fees                                                                 1,105
       Professional fees                                                                 226
       Administration fees                                                               154
       Custodian fees                                                                    149
       Prime broker fees                                                                 148
       Dividends on securities sold, not yet purchased                                   119
       Insurance expense                                                                  79
       Individual General Partners' fees and expenses                                     24
       Miscellaneous                                                                      25
                                                                                 -----------
         TOTAL EXPENSES                                                                2,029
                                                                                 -----------

         NET INVESTMENT LOSS                                                          (1,016)
                                                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                         (12,596)
       Purchased options                                                                 220
       Written options                                                                   (10)
       Securities sold, not yet purchased                                              2,237
                                                                                 -----------

       NET REALIZED LOSS ON INVESTMENTS                                              (10,149)

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                             (21,484)
                                                                                 -----------

         NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                             (31,633)
                                                                                 -----------

         DECREASE IN PARTNERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES        $   (32,649)
                                                                                 ===========

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------

                                                                  GENERAL            LIMITED
                                                                  PARTNER            PARTNERS             TOTAL
                                                                  --------          ----------          ----------

PARTNERS' CAPITAL, DECEMBER 31, 2000                              $  1,051          $  150,962          $  152,013

FROM INVESTMENT ACTIVITIES
        Net investment income (loss)                                     7                (203)               (196)
        Net realized gain on investments                                41               5,748               5,789
        Net change in unrealized appreciation on
               investments                                             (58)             (5,567)             (5,625)
        Incentive allocation                                            --                  --                  --
                                                                  --------          ----------          ----------
        DECREASE IN PARTNERS' CAPITAL                                  (10)                (22)                (32)
             DERIVED FROM INVESTMENT ACTIVITIES

PARTNERS' CAPITAL TRANSACTIONS
        Capital contributions                                           --                 780                 780
        Capital withdrawals                                           (195)            (22,119)            (22,314)
                                                                  --------          ----------          ----------
        DECREASE IN PARTNERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS                        (195)            (21,339)            (21,534)

PARTNERS' CAPITAL, DECEMBER 31, 2001                              $    846          $  129,601          $  130,447
                                                                  ========          ==========          ==========

FROM INVESTMENT ACTIVITIES
        Net investment loss                                             --              (1,016)             (1,016)
        Net realized loss on investments                               (64)            (10,085)            (10,149)
        Net change in unrealized appreciation on                                            --
               investments                                            (137)            (21,347)            (21,484)
        Incentive allocation                                             1                  (1)                 --
                                                                  --------          ----------          ----------
        DECREASE IN PARTNERS' CAPITAL
             DERIVED FROM INVESTMENT ACTIVITIES                       (200)            (32,449)            (32,649)

PARTNERS' CAPITAL TRANSACTIONS
        Capital contributions                                           --               3,848               3,848
        Capital withdrawals                                             --             (29,446)            (29,446)
                                                                  --------          ----------          ----------
        DECREASE IN PARTNERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS                          --             (25,598)            (25,598)

PARTNERS' CAPITAL, DECEMBER 31, 2002                              $    646          $   71,554          $   72,200
                                                                  ========          ==========          ==========

The accompanying notes are an integral part of these financial statements.
                                     - 4 -

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Augusta Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. The Partnership is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the Second Amended and Restated Limited Partnership Agreement, dated as of February 10, 1999. The Partnership's investment objective is to achieve capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly-traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers and in options, bonds and other fixed-income securities of U.S. and foreign issuers, as well as other financial instruments.

         There are four Individual General Partners who serve as the governing board of the Partnership and a Manager. The Manager is Augusta Management, L.L.C., (the "Manager") whose principal members are CIBC World Markets Corp. ("CIBC WM") and Ardsley Advisory Partners ("Ardsley"). Investment professionals at Ardsley manage the Partnership's investment portfolio on behalf of the Manager under CIBC WM's supervision.

         The acceptance of initial and additional capital contributions from Limited Partners is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Individual General Partners that the Partnership offer to repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.   REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on the ex-dividend date. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.   PORTFOLIO VALUATION

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, purchased and written options will be valued at their bid or ask, respectively, as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.   PORTFOLIO VALUATION (CONTINUED)

         The Partnership may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and non-hedging purposes. These contracts are valued at fair value with the resulting gains and losses included in net realized loss gain from investments. The Partnership did not hold any financial futures, foreign exchange options or foreign currency forward contracts at December 31, 2002.

         C.   CASH EQUIVALENTS

         The Partnership treats all highly-liquid financial instruments that mature within three months as cash equivalents. At December 31, 2002, $14,822,020 in cash equivalents was held at PNC Bank.

         D.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership has been made. The Partners are individually liable for the income taxes on their share of the Partnership's income.

         The Partnership has reclassified ($1,015,308) and ($10,149,068) from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the year ended December 31, 2002. This reclassification is a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Partnership's partners and had no effect on net assets.

         E.   RECLASSIFICATIONS

         Certain of the amounts presented in the statement of changes in partners' capital - net assets for the year ended December 31, 2001 have been reclassified to conform to the current year's presentation.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of 0.08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the year ended December 31, 2002, CIBC WM earned $45,850 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Net profits or net losses of the Partnership for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Partners as of the last day of each fiscal period in accordance with Partners' respective partnership percentages for the fiscal period. At the end of the twelve month period following the admission of a limited partner to the Partnership, and, generally, at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. For each incentive allocation period, the Manager can elect to withdraw the incentive allocation within 30 days. During the year ended December 31, 2002, an incentive allocation of $529 was made to the Manager.

         Each Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fee from the Partnership. One Individual General Partner, Howard
         M. Singer, is an "interested person" of the Partnership, as defined by the Act. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 2002, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $23,662.

         PFPC Trust Company (the "Custodian") serves as custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership and in that capacity provides certain accounting, record keeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2002, amounted to $581,401,966 and $582,718,708, respectively.

         At December 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2002, net unrealized appreciation on investments was $5,749,311, consisting of $9,696,117 gross unrealized appreciation and $3,946,806 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, premiums from written options and excess cash held at the prime broker as of December 31, 2002.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

5.       SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the year ended December 31, 2002, the Partnership did not have any margin borrowings outstanding.

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed Federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         The Partnership's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Partnership may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. At December 31, 2002, the Partnership had no foreign exchange options outstanding.

         Securities sold, not yet purchased represents obligations of the Partnership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and partners' capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         During the year ended December 31, 2002, transactions in purchased options were as follows:

                                                CALL OPTIONS                       PUT  OPTIONS
                                      ------------------------------     -----------------------------
                                         NUMBER                            NUMBER
                                      OF CONTRACTS          COST         OF CONTRACTS          COST
                                      ------------      ------------     ------------       ----------
         Beginning balance                   1,500      $    310,110                0       $        0
         Options purchased                  36,920         7,993,423            1,550          379,099
         Options closed                    (23,620)       (6,044,293)          (1,250)        (304,474)
         Options expired                   (13,850)       (1,579,990)            (300)         (74,625)
                                      ------------      ------------     ------------       ----------
         Options outstanding at
               December 31, 2002               950      $    679,250                0       $        0
                                      ============      ============     ============       ==========

         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option.

         Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

         During the year ended December 31, 2002, transactions in written options were as follows:

                                                CALL OPTIONS                       PUT  OPTIONS
                                      ------------------------------     -----------------------------
                                         NUMBER           AMOUNT OF         NUMBER          AMOUNT OF
                                      OF CONTRACTS         PREMIUM       OF CONTRACTS        PREMIUM
                                      ------------       -----------     ------------      -----------
        Beginning balance                    2,125       $   508,782                0      $          0
        Options written                     17,260         2,741,277            2,985           668,996
        Options closed                     (11,210)       (1,967,697)          (2,685)         (636,746)
        Options expired                     (7,475)       (1,190,357)            (300)          (32,250)
                                      ------------       -----------     ------------      ------------
        Options outstanding at
        December 31, 2002                      700       $    92,005                0      $          0
                                      ============       ===========     ============      ============

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each year indicated:

                                     YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                  DECEMBER 31, 2002  DECEMBER 31, 2001  DECEMBER 31, 2000  DECEMBER 31, 1999  DECEMBER 31, 1998
                                  -----------------  -----------------  -----------------  -----------------  -----------------
     Net Assets,
       end of period  (000)            $72,200           $130,447             $152,013          $181,840           $118,451
     Ratio of net investment
       loss to average net assets       (0.92%)            (0.14%)              (0.13%)           (0.48%)            (0.25%)
     Ratio of expenses to
       average net assets                1.84%              1.92%                1.80%             1.73%              1.87%
     Total return*                     (24.39%)            (0.03%)             (13.94%)           58.15%             13.96%
     Portfolio turnover                   686%               662%                 534%              617%               723%
     Average debt ratio                   N/A                N/A                 0.24%             2.06%              2.19%

     *    Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day of the year and a sale of the Partnership interest on the last day of the year noted, net of incentive allocation to the Manager, if any.

     N/A  Not applicable

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     8.  SUBSEQUENT EVENTS

         Effective January 1, 2003, the Partnership received initial and additional capital contributions from Limited Partners of $81,077.

         Fahnestock Viner Holdings Inc. ("Fahnestock"), its subsidiary Fahnestock & Co., Inc. ("Fahnestock & Co."), CIBC WM and Canadian Imperial Bank of Commerce entered into an agreement pursuant to which Fahnestock & Co. agreed to acquire the investment fund management business of CIBC WM (the "Transaction"), including its ownership interests in, and control of, Augusta Management, L.L.C., the investment adviser of the Partnership (the "Manager"). In connection with the Transaction, CIBC WM will cease to serve as the managing member of the Manager and will be replaced by Oppenheimer Asset Management Inc. (or an affiliate thereof) (the "Managing Member"), an affiliate of Fahnestock. In addition, CIBC WM will cease to serve as the Partnership's placement agent and will cease to provide management and administrative services to the Partnership. Pursuant to separate written agreements, Fahnestock & Co will replace CIBC WM in such capacities. The Act and the Partnership's Second Amended and Restated Limited Partnership Agreement (the "Partnership Agreement") provide that the change in control of the Manager resulting from the Transaction will constitute an "assignment" of the currently effective investment advisory arrangements between the Manager and the Partnership. As required by the 1940 Act, such an assignment will result in the automatic termination of those arrangements. In anticipation of the consummation of the Transaction and to provide continuity in investment advisory services to the Partnership, the Individual General Partners of the Partnership (the "IGPs"), at a meeting held on January 24, 2003, unanimously approved the provisions contained in a proposed amendment (the "Amendment") to the Partnership Agreement that would become effective upon the consummation of the Transaction, subject to the approval of the Limited Partners, who are expected to vote on this proposal in the first half of 2003. The IGPs also unanimously approved the provisions contained in the Amendment which will allow Fahnestock & Co., pursuant to a separate written agreement, to provide management and administrative services to the Partnership and to receive a fee from the Partnership for the provision of those services.

         At the meeting of the IGPs held on January 24, 2003, subject to receipt of the requisite approval of Limited Partners, who are expected to vote on these proposals in the first half of 2003: (i) the IGPs unanimously approved the conversion of the Partnership from a Delaware limited partnership to a Delaware limited liability company to be named Augusta Fund, L.L.C. (the "Conversion"); and (ii) the IGPs nominated four persons to serve as IGPs of the Partnership or, if the Conversion is approved by the Limited Partners, to serve as members of the Board of Managers of Augusta Fund, L.L.C.

         The fees charged to the Partnership and the Limited Partners will not change as a result of the Transaction or the Conversion. The Transaction will not otherwise affect any rights, privileges or obligations of the Limited Partners. In addition, neither the Transaction nor the Conversion will have any tax consequences to any Limited Partner or the Partnership.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS
----------------------------------------------------------------------------------------------------------

                                                                                         DECEMBER 31, 2002
        SHARES                                                                             MARKET VALUE
                  INVESTMENT IN SECURITIES - 111.21%
                  COMMON STOCK - 100.13%
                    CHEMICALS DIVERSIFIED - 3.04%
         40,000       Dominion Resources, Inc.                                             $  2,196,000
                                                                                           ------------
                    CHEMICALS - SPECIALTY - 4.29%
        450,000       OM Group, Inc.                                                          3,096,000
                                                                                           ------------
                    COMMERCIAL SERVICES - 1.49%
         60,000       MemberWorks, Inc.*                                                      1,078,800
                                                                                           ------------
                    COMMERCIAL SERVICES - FINANCE - 2.18%
        100,000       Concord EFS, Inc.*                                                      1,574,000
                                                                                           ------------
                    COMPUTER SERVICES - 4.87%
         65,000       CACI International, Inc., Class A *                                     2,316,600
         40,000       PEC Solutions, Inc.*                                                    1,196,000
                                                                                           ------------
                                                                                              3,512,600
                                                                                           ------------
                    CONTAINERS - METAL / GLASS - 3.19%
        290,000       Crown Cork & Seal Co., Inc.                                             2,305,500
                                                                                           ------------
                    CONTAINERS - PAPER / PLASTIC - 4.89%
        110,000       Constar International, Inc.*                                            1,292,500
         60,000       Sealed Air Corp.                                                        2,238,000
                                                                                           ------------
                                                                                              3,530,500
                                                                                           ------------
                    DIALYSIS CENTERS - 2.39%
         70,000       DaVita, Inc.*                                                           1,726,900
                                                                                           ------------
                    DRUG DELIVERY SYSTEMS - 4.61%
        180,000       Alkermes, Inc.*                                                         1,128,600
        150,000       Andrx Corp.*                                                            2,200,500
                                                                                           ------------
                                                                                              3,329,100
                                                                                           ------------
                    ELECTRIC - INTEGRATED - 9.30%
         40,000       Consolidated Edison, Inc.                                               1,712,800
        115,000       NiSource, Inc.                                                          2,300,000
         50,000       Public Service Enterprise Group, Inc.                                   1,605,000
        100,000       Xcel Energy, Inc.                                                       1,100,000
                                                                                           ------------
                                                                                              6,717,800
                                                                                           ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.17%
        190,000       Applied Micro Circuits Corp.*                                             701,100
         60,000       National Semiconductor Corp.*                                  (b)        900,600
         80,000       Skyworks Solutions, Inc.*                                                 689,600
                                                                                           ------------
                                                                                              2,291,300
                                                                                           ------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS  (CONTINUED)
----------------------------------------------------------------------------------------------------------

                                                                                         DECEMBER 31, 2002
          SHARES                                                                           MARKET VALUE
                  COMMON STOCK (CONTINUED)
                    GAS - DISTRIBUTION - 1.71%
         35,000       KeySpan Corp.                                                        $  1,233,400
                                                                                           ------------
                    GOLD MINING - 1.05%
         45,000       Harmony Gold Mining Co., Ltd. - Sponsored ADR                             756,450
                                                                                           ------------
                    IDENTIFICATION SYSTEMS / DEVICES - 1.42%
        125,000       Symbol Technologies, Inc.                                               1,027,500
                                                                                           ------------
                    INDEPENDENT POWER PRODUCER - 1.81%
        400,000       Calpine Corp.*                                                          1,304,000
                                                                                           ------------
                    INDEX FUNDS - 3.11%
         35,000       Utilities HOLDRs Trust                                                  2,245,250
                                                                                           ------------
                    INSTRUMENTS - SCIENTIFIC - 2.29%
        200,000       Perkin-Elmer, Inc.                                                      1,650,000
                                                                                           ------------
                    INTERNET APPLICATION SOFTWARE - 0.68%
        400,000       Vignette Corp.*                                                           490,800
                                                                                           ------------
                    LEISURE & RECREATIONAL PRODUCTS - 3.23%
         85,000       Multimedia Games, Inc.*                                                 2,334,100
                                                                                           ------------
                    MEDICAL - BIOMEDICAL / GENETIC - 2.93%
         35,000       Amgen, Inc.*                                                            1,691,900
        100,000       XOMA Ltd.*                                                                423,000
                                                                                           ------------
                                                                                              2,114,900
                                                                                           ------------
                    MEDICAL - DRUGS - 2.54%
         60,000       Pfizer, Inc.                                                   (a)      1,834,200
                                                                                           ------------
                    MEDICAL INFORMATION SYSTEMS - 1.13%
        340,000       Allscripts Healthcare Solutions, Inc.*                                    812,600
              1       Per-Se Technologies, Inc.*                                                      9
                                                                                           ------------
                                                                                                812,609
                                                                                           ------------
                    MEDICAL PRODUCTS - 2.13%
         50,000       INAMED Corp.*                                                           1,540,000
                                                                                           ------------
                    METAL - COPPER - 1.53%
         35,000       Phelps Dodge Corp.                                                      1,107,750
                                                                                           ------------
                    NETWORKING PRODUCTS - 2.00%
        110,000       Cisco Systems, Inc.*                                                    1,441,000
                                                                                           ------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------------------------------

                                                                                        DECEMBER 31, 2002
       SHARES                                                                              MARKET VALUE
                  COMMON STOCK (CONTINUED)

                    OIL - FIELD SERVICES - 3.76%
        145,000       Halliburton Co.                                                      $  2,712,950
                                                                                           ------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION - 1.38%
         50,000       Ocean Energy, Inc.                                                        998,500
                                                                                           ------------
                    PHARMACY SERVICES - 20.27%
        900,000       Caremark Rx, Inc.*                                                     14,625,000
                                                                                           ------------
                    PROPERTY / CASUALTY INSURANCE - 2.59%
         55,000       St. Paul Companies Inc.                                        (a)      1,872,750
                                                                                           ------------
                    TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - 1.15%
        875,000       Finisar Corp.*                                                            831,250
                                                                                           ------------
                    TELEPHONE - INTEGRATED - 0.00%
              1        Tele Norte Leste Participacoes S.A. - Sponsored ADR                            6
                                                                                           ------------
                    THERAPEUTICS - 0.00%
              1       VIVUS, Inc.*                                                                    4
                                                                                           ------------
                      TOTAL COMMON STOCK (COST $69,596,630)                                  72,290,919
                                                                                           ============


                  PREFERRED STOCK - 10.19%
                    COMPUTER SERVICES - 1.52%
         50,000       Electronic Data Systems Corp., 7.58%, Convertible                       1,095,500
                                                                                           ------------

                    CONTAINERS - PAPER / PLASTIC - 5.90%
        100,000       Sealed Air Corp., Convertible                                           4,260,000
                                                                                           ------------

                    ELECTRIC - INTEGRATED - 2.77%
         70,000       TXU Corp., 8.75%, Convertible                                           2,002,000
                                                                                           ------------

                      TOTAL PREFERRED STOCK (COST $4,855,343)                                 7,357,500
                                                                                           ============


                  PRIVATE PLACEMENT WARRANT - 0.00%
                    TELECOMMUNICATION SERVICES - 0.00%
         20,743       RMH Teleservices, Inc., 9/28/06, $12.00                                         0
                                                                                           ------------
                      TOTAL PRIVATE PLACEMENT WARRANT (COST $2,595)                                   0
                                                                                           ============

The accompanying notes are an integral part of these financial statements.
                                                - 15 -

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------------

                                                                                         DECEMBER 31, 2002
      CONTRACTS                                                                               MARKET VALUE
                  CALL OPTIONS - 0.89%
                    INDEX FUNDS - 0.89%
            950       Utilities HOLDRs Trust, 6/18/03, $100                                     644,100
                                                                                           ------------
                      TOTAL CALL OPTIONS (COST $679,250)                                        644,100
                                                                                           ============


                      TOTAL INVESTMENTS IN SECURITIES (COST $75,133,818) - 111.21%           80,292,519
                                                                                           ------------

                      LIABILITIES IN EXCESS OF OTHER ASSETS - (11.21%) **                    (8,092,072)
                                                                                           ------------

                      NET ASSETS - 100.00%                                                 $ 72,200,447
                                                                                           ============

 (a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased, and open written options.
 (b) Security held in connection with an open put or an option contract.
*    Non-income producing security.
**   INCLUDES $14,822,020 INVESTED IN A PNC BANK MONEY MARKET ACCOUNT, WHICH IS 20.53% OF NET ASSETS.
 ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
---------------------------------------------------------------------------------------------------------

                                                                                        DECEMBER 31, 2002
        SHARES                                                                             MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (14.54%)
                  COMMON STOCK - (14.54%)
                    CHEMICALS - SPECIALTY - (0.24%)
          7,500       MacDermid, Inc.                                                      $   (171,375)
                                                                                           ------------
                    DIVERSIFIED MANUFACTURING OPERATIONS - (3.06%)
         52,500       Siemens AG - Sponsored ADR                                             (2,211,825)
                                                                                           ------------
                    ELECTRIC PRODUCTS - MISCELLANEOUS - (1.83%)
         57,500       Molex, Inc.                                                            (1,324,800)
                                                                                           ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.07%)
         35,000       Cree, Inc.                                                               (572,250)
         15,000       OmniVision Technologies, Inc.                                            (203,550)
                                                                                           ------------
                                                                                               (775,800)
                                                                                           ------------
                    FIDUCIARY BANKS - (3.91%)
         55,000       Investors Financial Services Corp.                                     (1,506,450)
         37,500       Northern Trust Corp.                                                   (1,314,375)
                                                                                           ------------
                                                                                             (2,820,825)
                                                                                           ------------
                    HOTELS & MOTELS - (1.71%)
         37,500       Marriott International, Inc., Class A                                  (1,232,625)
                                                                                           ------------
                    INTERNET INFRASTRUCTURE EQUIPMENT - (0.31%)
         10,000       Avocent Corp.                                                            (222,200)
                                                                                           ------------
                    PUBLISHING - NEWSPAPERS - (1.50%)
         25,000       Dow Jones & Co., Inc.                                                  (1,080,750)
                                                                                           ------------
                    TELECOMMUNICATIONS EQUIPMENT & LONG DISTANCE
                    SERVICE - (0.91%)
         20,000       ADTRAN, Inc.                                                             (658,000)
                                                                                           ------------

                      TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $11,000,305)      $(10,498,200)
                                                                                           ============

The accompanying notes are an integral part of these financial statements.
                                                - 17 -

AUGUSTA PARTNERS, L.P.

SCHEDULE OF WRITTEN OPTIONS
---------------------------------------------------------------------------------------------------------

                                                                                        DECEMBER 31, 2002
       CONTRACTS                                                                           MARKET VALUE
                  WRITTEN CALL OPTIONS - 0.00%
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.00%
            700       National Semiconductor Corp., 01/18/03, $22.50                       $     (3,500)
                                                                                           ------------
                      TOTAL WRITTEN CALL OPTIONS (PREMIUMS $92,005)                        $     (3,500)
                                                                                           ============

The accompanying notes are an integral part of these financial statements.

                                   THIS PAGE IS INTENTIONALLY BLANK.

AUGUSTA PARTNERS, L.P.
FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Individual General Partners (IGP) of the Partnership is set forth below.

------------------------------------------------------------------------------------------------------------------------------------

 NAME, AGE, ADDRESS AND        TERM OF OFFICE
POSITION(S)  WITH THE          AND LENGTH OF                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
         COMPANY                TIME SERVED                      OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY MANAGER
------------------------------------------------------------------------------------------------------------------------------------
                                               INDEPENDENT INDIVIDUAL GENERAL PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Sol Gittleman, 68               Indefinite;      Mr.  Gittleman is currently the Alice and Nathan Gantcher  University  Professor at
Ballou Hall                   Since Inception    Tufts University,  having previously served as Senior Vice President and Provost of
Tufts University                                 Tufts University from 1981-2001. He is currently a Director/Manager/Trustee  of six
Medford, MA 02155                                other funds advised by the Investment Adviser or its affiliates.
Manager

------------------------------------------------------------------------------------------------------------------------------------
Luis Rubio, 47                  Indefinite;      Dr. Rubio is President of Centro de Investigation Para el Desarrollo,  A.C. (Center
Centro de Investigacion       Since Inception    of  Research  Development),  an  Adjunct  Fellow of the Center  for  Strategic  and
Para el Desarrollo, A.C.                         International  Studies,  a Member of the Advisory Board of the National  Council of
Jaime  Balmes No. 11, D - 2                      Science and  Technology of Mexico and a Director of the Human Rights  Commission of
Los Morales Polanco                              Mexico City.  He is  currently a  Director/Manager/Trustee  of fifteen  other funds
Mexico D. F. 11510                               advised by the Investment  Adviser or its affiliates,  including the Offshore Fund.
Manager                                          From 1991 to 1993, Dr. Rubio was a Director of Banco National de Mexico S.A.

------------------------------------------------------------------------------------------------------------------------------------
Janet L. Schinderman, 51        Indefinite;      Ms.  Schinderman has been Associate Dean for Special  Projects and Secretary to the
Columbia Business School      Since Inception    Board of Overseers at Columbia  Business School of Columbia  University since 1990.
Office of the Dean                               From 1987 to 1990,  she  served as  Executive  Assistant  to the  President  at the
101 Uris Hall                                    Illinois    Institute   of   Technology.    Ms.    Schinderman   is   currently   a
Columbia University                              Director/Manager/Trustee  of five other funds advised by the Investment  Adviser or
New York, NY 10027                               its affiliates.
Manager

------------------------------------------------------------------------------------------------------------------------------------
                                                INTERESTED INDIVIDUAL GENERAL PARTNER
------------------------------------------------------------------------------------------------------------------------------------
Howard M. Singer, 39            Indefinite;      Mr. Singer is a Managing Director,  Asset Management Division,  CIBC World Markets.
CIBC World Markets Corp.     2/9/00 to Present   He is  also  a  Director/Manager/Trustee  of  eleven  other  funds  advised  by the
622 Third Avenue, 8th Floor                      Investment Adviser of its affiliates.
New York, NY 10017
Principal Manager
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    [LOGO OMITTED] ERNST & YOUNG
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